ASSET RETIREMENT OBLIGATION ("ARO")	12 Months Ended
Dec. 31, 2023
ASSET RETIREMENT OBLIGATION ("ARO")
ASSET RETIREMENT OBLIGATION ("ARO")

8) ASSET RETIREMENT OBLIGATION (“ARO”)

($ thousands)	December 31, 2023	December 31, 2022
Balance, beginning of year	$114,662	$132,814
Change in estimates	14,709	48,419
Property acquisition and development activity	5,003	3,985
Divestments (Note 4)	—	(58,284)
Settlements	(14,999)	(17,401)
Government assistance	—	(1,744)
Accretion expense	6,077	6,873
Balance, end of year	$125,452	$114,662

Enerplus has estimated the present value of its asset retirement obligation to be $125.5 million at December 31, 2023 based on a total undiscounted, uninflated liability of $280.6 million (December 31, 2022 – $114.7 million and $262.4 million, respectively).

For the year ended December 31, 2022, Enerplus recognized $13.1 million as part of Transaction costs and other expense/(income) in the Consolidated Statements of Income/(Loss) to fund abandonment and reclamation obligation requirements on previously disposed of assets.